CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 59,583	$ 34,739
Restricted Cash	3,719	9,909
Accounts Receivable, Net	20,474	9,374
Prepaid Expenses	5,975	4,847
Inventory	25,430	20,873
Voyages in Progress	23,997	10,488
Other Current Assets	3,484	1,918
Vessels Held for Sale	0	14,960
Total Current Assets	142,662	107,108
Non-Current Assets
Vessels	735,134	715,263
Vessels under Construction	0	24,270
Right of Use Assets	1,209	1,857
Other Non-Current Assets	878	2,654
Total Non-Current Assets	737,221	744,044
Total Assets	879,883	851,152
Current Liabilities
Accounts Payable	6,960	6,552
Accrued Voyage Expenses	11,315	14,985
Other Current Liabilities	14,439	8,561
Current Portion of Long-Term Debt	39,700	37,547
Total Current Liabilities	72,414	67,645
Non-Current Liabilities
Long-Term Debt	266,337	283,411
Operating Lease Liabilities	535	1,149
Other Non-Current Liabilities	615	724
Total Non-Current Liabilities	267,487	285,284
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 208,796,444 and 183,694,196 issued and outstanding at December 31, 2022 and December 31, 2021, respectively.	2,087	1,836
Additional Paid-in Capital	188,801	139,480
Contributed Surplus	507,134	529,816
Accumulated Other Comprehensive Loss	(1,813)	(1,581)
Retained Earnings (Accumulated Deficit)	(156,227)	(171,328)
Total Shareholders' Equity	539,982	498,223
Total Liabilities and Shareholders' Equity	$ 879,883	$ 851,152